Employee Benefit Plans (Details) (USD $)	12 Months Ended			156 Months Ended	168 Months Ended	180 Months Ended
	Dec. 31, 2013 M	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Y age	Dec. 31, 2013	Dec. 31, 1999
Employee Benefit Plans [Abstract]
Eligibility Period For 401K Savings Plan In Months	3
Employer Matching Contribution, Percent of Match					200.00%	200.00%
Employer Matching Contribution, Percent of Employees' Gross Pay					3.00%	2.00%
Maximum Eligible Earnings As Established By IRS For Matching Contributions	$ 255,000	$ 250,000	$ 245,000
Employer Contribution Amount	3,400,000	3,200,000	3,100,000
Years Of Service For Supplemental Retirement Contribution				10
Age Of Employee For Supplemental Retirement Contribution				40
Annual Supplemental Retirement Contribution And Credit Total.	60,000	78,000	62,000
Separate Unrestricted Cash For Deferred Compensation Plan.	16,600,000	12,200,000		16,600,000	16,600,000
Deferred Compensation Liability	$ 16,600,000	$ 12,200,000		$ 16,600,000	$ 16,600,000